Retirement Benefits Plan - Summary of defined contribution plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Contribution Plans Explanatory [Abstract]
Defined contribution plans	$ 4,567	$ 4,514	$ 5,485
401(k) matched savings plan	3,025	3,912	4,556
Net pension expense	$ 7,592	$ 8,426	$ 10,041